Application of estimates and judgments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Application of estimates and judgments

3	Application of estimates and judgments

In preparing these financial statements, Management has used judgments and estimates that affect the application of the accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from the estimates due to variations in assumptions, conditions or information used in the measurement process.

Critical estimates and judgments are reviewed on an ongoing basis and are based on historical experience and expectations that are deemed reasonable on future events. Any revisions to estimates is recognized prospectively.

Main judgments and critical estimates applied by the Company in the preparation of these financial statements are presented in the following notes:

a.   Judgments

Information about judgments made on applying accounting policies that have significant effects on amounts recognized in the financial statements are included in the following notes:

Note 1: Going Concern: whether there are material uncertainties that may raise significant doubt about the ability of the Company and its subsidiaries to continue operating as a going concern.

Note 13 (ii): lease term: whether the Company will exercise renewal options.

b.   Assumptions and estimates uncertainties

Information on assumptions and uncertainties of estimates that present a significant risk of resulting in material adjustments in asset and liability accounting values in the next fiscal years is included in the notes below:

Note 11 (b) and 12 (b): impairment test of property, plant and equipment, intangible assets and goodwill: determination of the discount rate and key assumptions for measuring their recoverable amounts;

Note 18.3: fair value of financial instruments: measurement of the fair value of financial instruments;

Note 20.2: recognition of deferred tax assets: expectation of future taxable income against which deductible temporary differences and tax losses carryforward can be utilized;

Note 22: recognition and measurement of provisions for tax lawsuits: main assumptions as to the probability and magnitude of the outflow of resources; and

Note 23: recognition and measurement of provision for the geological event in Alagoas: uncertainties regarding the outcome of actions to close and monitor wells, future studies by experts, changes related to the dynamics of the geological event and lawsuits which could affect the probability and magnitude of the outflow of resources.